Shareholder Fees	Nov. 01, 2025 USD ($)
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Hvac And Industrials Etf [Member] | AdvisorShares HVAC and Industrials ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0